Provision for Income Taxes - Schedule of the Provisions for Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	[1]
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total tax (income) expense			$ (486,706)	[1]	$ 208,141
Current tax provision Kyrgyzstan [Member]
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total tax (income) expense
Over provision of tax in prior year Kyrgyzstan [Member]
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total tax (income) expense			(486,706)
Current tax provision Cambodia [Member]
Schedule of the Significant Components of the Provisions for Income Taxes [Line Items]
Total tax (income) expense

[1]	Re-presented as mentioned in Note 23